Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 84,547	$ 107,028	$ 87,780
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,008	34,113	33,614
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,004	23,233	16,621
Asia-Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,739	7,487	11,089
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,482	11,699	10,075
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,292	16,458	7,862
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,998	6,956	4,033
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,370	4,618	3,270
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,654	$ 2,464	$ 1,216